DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$254
Carrying value of net assets held for sale
Assets	397
Liabilities	(110)
Non-controlling interests	(15)
272
Loss on disposal, net of transaction costs	$(18)